Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value
The Company’s assets and liabilities measured or disclosed at fair value are as follows:

		Fair Value
	Fair Value Hierarchy	December 31, 2025	December 31, 2024
Measured at fair value on a recurring basis:		(In thousands)
Interest rate swap assets	Level 2	$1,906	$14,141
Interest rate swap liabilities	Level 2	$3,403	$3,021
Cross-currency swap assets (Foreign exchange contracts)	Level 2	$—	$15,727

Assets held by various pension plans:
	Level 1	$24,234	$22,052
	Level 2	$1,737	$4,010
	Level 3	$1,290	$1,107

Measured at fair value on a non-recurring basis:
Certain previously impaired real estate assets	Level 3	$20,885	$25,394

Disclosed at fair value:
Public 5.600% Notes(1)	Level 2	$404,334	$—
Public 5.409% Notes(1)	Level 2	$489,960	$478,950
Senior Unsecured Notes (excluding Public 5.600% Notes and Public 5.409% Notes), Senior Unsecured Term Loans, and Senior Unsecured Revolving Credit Facility(1)	Level 3	$3,128,449	$2,660,494
(1)The carrying value of the Senior Unsecured Notes, Senior Unsecured Term Loans, and Senior Unsecured Revolving Credit Facility is disclosed in Note 9 - Debt to these Consolidated Financial Statements.